Share-based payments (Details 3) kr / shares in Units, kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SEK (kr) kr / shares shares	Dec. 31, 2024 SEK (kr) kr / shares shares
Notes and other explanatory information [abstract]
Number of option, outstanding beginning | shares
Weighted average exercise price, beginning | kr / shares
Number of option, granted during the year | shares	1,561,400	1,561,400
Weighted average exercise price, granted during the year | kr / shares		kr 72.63
Number of option, forfeited during the year | shares
Weighted average exercise price, forfeited during the year | kr / shares
Number of option, exercised during the year | shares
Weighted average exercise price, exercised during the year | kr / shares
Number of option, expired during the year | shares
Weighted average exercise price, expired during the year | kr / shares
Number of option, outstanding ending | shares	1,561,400	1,561,400
Weighted average exercise price, outstanding ending | kr / shares		kr 72.63
Weighted average exercise price, outstanding ending	$ 27,000	kr 258,214
Number of option, exercisable at the end of the year | shares		974,199
Number of option, exercisable at the end of the year | kr / shares		kr 72.63